Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
SHARE CAPITAL
17.	SHARE CAPITAL

(a)	Authorized	Unlimited number of common shares without par value
Unlimited number of preferred shares without par value

As at December 31, 2020, the Company had 4,663,331 common shares issued and outstanding (2019-863,747) (2018-715,269) and 40,000 shares to be issued to a consultant for services rendered as part of the share issue costs that were accrued in reserves in 2020 and only issued in 2021 (Note 14(b)(iii).

On September 24, 2020, the Company consolidated its common shares (each, a “Share”) on the basis of 145 pre-consolidation Shares for one (1) post-consolidation Share. Share amounts have been retrospectively restated to reflect the post consolidation number of shares.

(b)	Common share transactions

Transactions for the year ended December 31, 2020 are as follows:

(i)	On June 22, 2020, the Company issued 1,149 shares as a result of an early conversion of the convertible debt (referred to in Note 14(b)) at $48.71— ($65.25 CAD) per share for proceeds of $57,692 ($75,000 CAD).

(ii)	On August 4, 2020, the Company completed a two part private placement raising aggregate gross proceeds of $1,604,729 ($2,150,000 CAD) through the issuance of 148,276 units at a price of $10.82 per unit ($14.50 CAD). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of $20.47 ($26.10 CAD) for a period of two years. The Company paid a cash commission of $19,358 ($24,682 CAD), issued 1,702 broker warrants on the same terms as the investor warrants having a black scholes value of $9,873, and other share issuance costs of $146,377.

(iii)	On September 29, 2020 the Company completed an initial public offering of 2,100,000 units the “Units”) at $6.00 USD per unit for gross proceeds of $12,600,000 USD. Each Unit consisting of one common share and one tradeable warrant to purchase one common share. Each warrant has an exercise price of $6.85 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the Units are immediately separable upon issuance and will be issued separately in this offering. The common shares using the residual value approach were valued at $4.73 USD per share and each warrant was valued at $1.27 USD per warrant. Share issuance costs related to the initial public offering was $2,810,274, of which $560,000 recorded in reserves relates to 40,000 common shares to be issued for services, 113,500 underwriter warrants exercisable at $6.60USD per share, with a black scholes value of $315,796, and underwriter overallotment 266,000 tradeable warrants with an exercise price of $6.85 USD with a black scholes value of $335,160.

(iv)	During the month of November 2020, the Company issued 170,000 common shares at $5.99 per share to the underwriter of the initial public offering as a result of the underwriter exercising its over-allotment option, for gross proceeds of $1,018,300 less share issuance costs of $81,464 for net proceeds of $936,836.

(v)	On December 14, 2020, the Company issued 85,659 common shares to various suppliers as required under contractual obligations valued at $710,970.

(vi)	On December 31, 2020, the Company completed a private placement issuing 1,294,500 units at $10.00 USD per unit for gross proceeds of $12,945,500 USD. Each Unit consisting of one common share and one warrant to purchase one common share. Each warrant has an exercise price of $11.50 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the units were immediately separable upon issuance and were issued separately in the offering. The common shares using the residual value approach were valued at $10.00 USD per share and each warrant was valued at $Nil per warrant. Total share issuance costs totalled $1,707,138 which includes 64,724 broker warrants exercisable at $11.50 with a Black Scholes value of $420,508.

Transactions for the year ended December 31, 2019 are as follows:

i)	Issued 5,668 common shares in connection with exercised of agents’ options for proceeds of $247,764.

ii)	Issued 80,865 common shares in connection with exercise of warrants for proceeds of $4,418,377.

iii)	Issued 6,897 common shares in connection with purchase consideration for Signifi with the value of the shares as $346,673.

iv)	On August 29, 2019 the Company completed a non-brokered private placement of 51,724 units at a price of $44.29 ($58.00 CAD) per unit for gross proceeds of $2,290,916. Each unit consisted of one common share and one-half share purchase warrant. Each warrant is exercisable at a price of $68.23 ($87.00 CAD) for a period of two years. In conjunction with the placement, the Company incurred share issuance costs of $185,854.

v)	On December 23, 2019, the Company issued 3,324 common shares as compensation to the agents in connection to the issuance of the convertible debentures (Note 14). These shares were recorded at its market value of $118,560.

(c)	Stock options

The Company has a shareholder approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2017	59,172	48.56
Granted	15,241	55.98
Exercised	(8,965)	35.83
Outstanding options, December 31, 2018	65,448	49.00
Granted	17,655	59.01
Expired	(518)	65.57
Outstanding options, December 31, 2019	82,585	$52.34
Granted	279,190	6.47
Expired	(33,707)	39.79
Outstanding options, December 31, 2020	328,068	$14.66

At December 31, 2020 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
01-Jan-17	2,207	2,207	40.37	01-Jan-22	1.00
11-Jan-17	2,483	2,483	40.94	11-Jan-22	1.03
04-Apr-17	6,897	6,897	62.54	04-Apr-22	1.26
24-Jul-17	8,619	8,619	78.47	24-Jul-22	1.56
24-Dec-18	14,620	12,103	56.86	24-Dec-23	2.98
15-Jan-19	828	276	56.86	15-Jan-24	3.04
21-Mar-19	12,345	10,943	62.55	21-Mar-24	3.47
01-Dec-19	1,293	1,293	56.86	01-Dec-21	0.92
01-Jan-20	2,069	689	56.86	31-Oct-25	4.75
01-Jan-20	207	207	56.86	01-Dec-21	0.89
15-Nov-20	95,000	11,875	6.00	15-Nov-30	9.88
15-Nov-20	181,500	22,688	6.00	15-Nov-25	4.88
Total	328,068	80,280	14.66		5.93

Transactions for the year ended December 31, 2020 are as follows:

During the year ended December 31, 2020 the Company recorded share-based payments expense of $517,678 (2019- $1,123,154) and (2018-$850,747) in relation to options vesting.

On January 1, 2020, the Company issued 2,690 stock options to various employees at an exercise price of $56.86 that 2,069 expires on October 31, 2025 and 621 expires on January 1, 2023. On December 1, 2020, due to the termination of an employee, 414 stock options of the 621 stock options issued on January 1, 2020 were cancelled and the remaining balance of 207 vested stock options have an expire date of December 1, 2021.

On November 15, 2020 the Company issued 276,500 stock options at an exercise price of $6.00 per common share.

Transactions for the year ended December 31, 2019 are as follows:

In the first quarter of 2019, 2,207 stock options were granted at an exercise price of CAD$72.50 and 12,345 stock options were granted at an exercise price of CAD$79.75.

In the second quarter of 2019, 518 stock options with an exercise price of CAD$65.57 expired. In the fourth quarter of 2019, the Company issued 3,103 options to a Director with an exercise price of CAD$72.50 per option.

The following weighted average assumptions have been used for the Black-Scholes valuation for the stock options granted:

	2020	2019		2018
Stock price	$6.47	$	CAD 72.50	$	CAD 62.35
Risk-free interest rate	1.68%		1.5%		1.9%
Expected life	5		4.8		5
Annualized volatility	83%		143%		148%
Dividend rate	0.00%		0.00%		0.00%

(d)	Agents’ options

Transactions for the year ended December 31, 2020 are as follows:

The Company issued 1,702 agents’ options on the closing of the August 2020 capital raise at an exercise price of $20.47 ($26.10 CAD) per common share and these agents’ options expire on July 28, 2022, adding an additional $9,873 to reserves and share issuance costs,

The Company issued 113,500 agents’ options to the underwriter of its initial public offering at an exercise price of $6.60 per common share and these agents’ options expire on September 28, 2025 including in reserves an additional $315,796 that are part of the share issuance costs.

On October 21, 2020, the underwriter of the initial public offering acquired 266,000 share purchase warrants pursuant to that certain underwriting agreement at $0.01 per warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. The Company added the black scholes value to these agent warrants adding an additional $335,160 to reserves as part of the share issuance costs.

The Company issued 64,724 agent’ options to the placement agency of the December 31, 2020 capital raise at an exercise price of $11.50 expiring on June 30, 2024 and using black scholes added $420,508 to reserves as part of the share issuance costs.

Transactions for the year ended December 31, 2019 are as follows:

On December 23, 2019, the Company granted 5,025 agents’ options at an exercise price of $45.58 ($CAD 60.18) that expire on December 23, 2021.

5,668 agent’s options, prior to their expiry date of March 16, 2019, were exercised at $43.71 for total proceeds of $247,764.

On March 16, 2019, the Company issued 810 Agents’ options expired at an average exercise price of $53.00.

A summary of the Company’s agents’ options activity is as follows:

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2017	9,593	$45.10
Granted	1,572	67.18
Exercised	(2,733)	40.31
Expired	(382)	39.19
Outstanding agent options, December 31, 2018	8,050	$47.91
Granted	5,025	45.58
Exercised	(5,668)	43.71
Expired	(810)	53.00
Outstanding agent options, December 31, 2019	6,597	50.53
Granted	445,926	7.36
Outstanding agent options, December 31, 2020	452,523	$8.02

At December 31, 2020 agents’ options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
December 24, 2018	1,572	1,572	65.90	December 24, 2021	0.98
December 23, 2019	5,025	5,025	45.58	December 23, 2021	0.98
July 28, 2020	1,702	1,702	20.47	July 28, 2022	1.57
September 29, 2020	113,500	113,500	$6.60	September 28, 2025	4.74
September 29, 2020	266,000	266,000	$6.85	September 28, 2025	4.74
December 31, 2020	64,724	64,724	$11.50	June 30, 2024	3.5
Total	452,523	452,523	$8.02		4.49

A summary of the Company’s warrant activity is as follows:

Transactions for the year ended December 31, 2020 are as follows:

a.	On June 23, 2020, as part of the 10% convertible debenture referred to in 14(c), the Company issued 10,897 share purchase warrants at an exercise price of $34.12 with an expiry of June 23, 2021.

b.	On July 28, 2020, as part of the capital raise per 17(b)(ii), the Company issued 74,138 share purchase warrants at an exercise price of $20.47 with an expiry date of July 28, 2022.

c.	On September 29, 2020, the Company issued 2,100,000 share purchase warrants as part of the units offered and sold in its initial public offering, which included one common share and one warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. These warrants trade on Nasdaq under the symbol STYA-W and were valued at the residual value of $1.27 per warrant for total value of $2,667,000 including in reserves.

d.	On December 31, 2020, the Company issued 1,294,500 share purchase warrants to the December 31, 2020 investors who participated in the private placement. Each unit consisted of one common share and one share purchase warrant. The warrant have an exercise price of $11.50 USD with an expiry date of June 29, 2024.

Transactions for the year ended December 31, 2019 are as follows:

a.	On August 20, 2019 the Company granted 25,863 share purchase warrants as part of the unit of a private placement. These warrants have an expiry date of August 20, 2021 and an exercise price of $68.63 ($CAD87.00).

b.	On December 23, 2019 the Company granted 54,248 share purchase warrants as part of the unit of a debenture issue. These warrants have an expiry date of December 23, 2022 and an exercise price of $51.18 ($CAD65.25).

c.	Prior to their expiry on March 16, 2019, 80,865 share purchase options were exercised at $68.36 for total proceeds of $5,529,858.

d.	On March 16, 2019, 5,196 share purchase warrants from a private placement, expired at $68.36.

e.	On December 28, 2019, 31,724 share purchase warrants, granted from a debenture issue, expired at $76.90.

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2017	172,954	$62.44
Granted	31,888	67.18
Exercised	(18,268)	55.98
Expired	(36,900)	74.73
Outstanding, December 31, 2018	149,674	$60.16
Granted	80,110	54.64
Exercised	(80,865)	54.64
Expired	(36,920)	73.22
Outstanding, December 31, 2019	111,999	$59.02
Granted	3,479,534	8.96
Outstanding, December 31, 2020	3,591,533	$10.55

At December 31, 2020, share purchase warrants outstanding and exercisable are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
24-Dec-18	31,887	$68.23	24-Dec-21
29-Aug-19	25,863	$68.23	29-Aug-21
23-Dec-19	54,248	$51.18	23-Dec-22
23-Jun-20	10,897	$34.12	23-Jun-21**
July 28, 2020	74,138	$20.47	28-Jul-22
September 29, 2020	2,100,000	$6.85	28-Sep-25
December 31, 2020	1,294,500	$11.50	30-June-24
Total	3,591,533	$10.55

**	These 10,897 share purchase warrants at $34.12 expired subsequent to the year end.